Summary of Significant Accounting Policies - Property and equipment, net (Details)	12 Months Ended
Aug. 31, 2018
Furniture | Minimum
Property and equipment, net
Estimated useful lives of the property, plant & equipments	3 years
Furniture | Maximum
Property and equipment, net
Estimated useful lives of the property, plant & equipments	5 years
Electronic equipment
Property and equipment, net
Estimated useful lives of the property, plant & equipments	3 years
Vehicles | Minimum
Property and equipment, net
Estimated useful lives of the property, plant & equipments	4 years
Vehicles | Maximum
Property and equipment, net
Estimated useful lives of the property, plant & equipments	5 years
Buildings
Property and equipment, net
Estimated useful lives of the property, plant & equipments	20 years
Leasehold improvements
Property and equipment, net
Estimated useful lives of the property , plant & equipments	Over the shorter of the lease term or the estimated useful lives